Operations	12 Months Ended
Dec. 31, 2020
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Operations

1. Operations

Ultrapar Participações S.A. (“Ultrapar” or “Company”) is a publicly-traded company headquartered at the Brigadeiro Luis Antônio Avenue, 1343 in the city of São Paulo – SP, Brazil, listed on B3 S.A. – Brasil, Bolsa, Balcão (“B3”), in the Novo Mercado listing segment under the ticker “UGPA3” and on the New York Stock Exchange (“NYSE”) in the form of level III American Depositary Receipts (“ADRs”) under the ticker “UGP”.

The Company engages in the investment of its own capital in services, commercial, and industrial activities, through the subscription or acquisition of shares of other companies. Through its subsidiaries, it operates in the segments of liquefied petroleum gas - LPG distribution (“Ultragaz”), fuel distribution and related businesses (“Ipiranga”), production and marketing of chemicals (“Oxiteno”), and storage services for liquid bulk (“Ultracargo”) and retail distribution of pharmaceutical, hygiene, beauty, and skincare products (“Extrafarma”). The information about segments are disclosed in Note 32.

a. Clarifications on the impacts of COVID-19

The World Health Organization (“WHO”) declared a coronavirus pandemic (COVID-19) on March 11, 2020. To contain a spread of the virus in Brazil, the Ministry of Health (“MH”) and the state governments announced several actions to reduce the agglomeration and movement of people, including the closing of commerce, parks and common areas. In this context, the Company created a Crisis Committee to keep up with it and monitor the main risks and adopt preventive and emergency measures to reduce the pandemic effects.

Since the beginning of the coronavirus pandemic, the Company and its subsidiaries acted in numerous initiatives to ensure the safety and security of its employees and the stability and continuity of its operations and partners, the financial solidity of the Company. All the activities of the companies controlled by the Company are classified as essential in the context of the measures adopted to face the pandemic.

The Company and its subsidiaries quickly adopted the work at home (expressed by home office) for the administrative public, with all the necessary support for the operational continuity. In addition to basic safety concerns with employees, companies implemented several initiatives aimed at welfare, such as virtual meetings, psychological support and concern for ergonomics, following the principle of valuing people.

Through a multidisciplinary committee, a plan for the gradual resumption of employees from administrative areas to offices was structured and included the adoption of numerous preventive measures and intensification of cleaning and safety, according to the guidelines of the state governments and municipal and health entities.

For the purpose to preserve job positions and mitigate the impacts of the crisis, the Company and its subsidiaries made use of resources made available by the government, such as reduced working hours and/or wages, suspension of contracts and reorganization of the vacation plan, as required.

The emergency measures and speed in answer to the first effects of the crisis, as well as initiatives to support the supply chain, were effective to keep the activities of the subsidiaries in operation, ensuring the delivery of essential services to the population and preserving the health and security of employees and partners.

Uncertainty remains to what extent the financial information, after December 31, 2020, may be affected by the commercial, operational and financial impacts of the pandemic, because it will depend on its duration and the impacts on economic activities, as well as government, business in response to the crisis. In this context, some financial risk assessments, projections and impairment tests, in connection with the preparation of these financial statements, may be impacted by the pandemic, and may adversely affect the financial position of the Company and its subsidiaries.

Operational impacts

The implemented measures of social isolation, restrictions on the movement of people and the operation of certain businesses significantly impacted economic activity in Brazil.

Ultragaz presented in the second quarter a reduction in the volume sold in the bulk segment, because of the lower demand from industries and small and medium-sized companies, that were directly impacted by the social isolation measures. However, this effect was compensated by the increase in sales in the bottled segment, due to the higher demand for LPG for residential use. In terms of costs and expenses, Ultragaz incurred additional freight expenses, due to the need to remove LPG on more distant supply bases, protection materials and temporary workers, in addition to numerous donations to hospitals focused in the pandemic and needy communities. There was no record of an increase in clients payment defaults in the period. In the third and fourth quarters, Ultragaz had a recovery in volume in the bulk segment, due the resumption of the industry, while sales in the bottled segment continued gradually returning to pre-pandemic levels.

At Ultracargo no relevant operating impacts due to the pandemic were noted. Ultracargo provided support to the Pernambuco Solidário (solidarity) campaign against COVID-19, lead by Associação Incubadora Porto Social and the state government, and donated hospital equipment and beds in the states of Maranhão and Pará. Ultracargo also donated 3 thousand basic baskets of goods to local communities nearby its six port terminals.

At Oxiteno, the paint, automotive and oil & gas industries suffered a retraction in demand in the second quarter of 2020, an effect that was partially compensated by the higher sales volume in the Home & Personal Care and Crop Solutions segments. In the third quarter, Oxiteno had a recovery in sales volume for the automotive fluids, paint and varnishes, with maintenance of increasing volumes for the hygiene and beauty sector. In the fourth quarter of 2020, Oxiteno's volume was practically in line with the third quarter. In addition, the USA unit continued to ramp-up, contributing to the increase in sales volume in the period and the recovery of the company's profitability.

Ipiranga was the business most impacted by the crisis due to the measures for isolation and social distancing. In April, volumes sold for the Otto cycle and diesel registered a reduction of 37% (unaudited) and 17% (unaudited), respectively, compared to the same period of the last year. In May and June of 2020, volumes sold improved gradually compared to April. In addition, the volatility in the prices of oil and oil products since the end of March, combined with a fall in the price of ethanol in April, caused inventories losses in the second quarter. To mitigate these effects, the company acted promptly with initiatives to retain cash and reduce expenses in several areas, which made it possible to reduce general, administrative and sales expenses. In the third quarter of 2020, the Company is observed a gradual evolution in the volumes sold of fuels over the quarter and an improvement in the operating environment. In the fourth quarter, the volume sold was 5% (unaudited) higher than the third quarter, with an 18% (unaudited) growth in the Otto cycle, as a result of the gradual recovery over the months, offset by the 5% (unaudited) reduction in diesel.

Extrafarma recorded a 3% decrease in sales, mainly due to the temporary closure of brick-and-mortar drugstores located in shopping centers and reduced costumer’s flow at the drugstores that remained open. To oppose this effect, sales were implemented through alternative delivery channels and partnerships with delivery applications. In addition, the extension of Provisional Measure 936 by the government, involving the suspension of labor contracts and temporary reduction in wages. In the third quarter of 2020, Extrafarma reopened the stores located in malls, contributing to an increase in revenue and cost dilution compared to the second quarter. During the fourth quarter, stores located in malls remained with a flow of people below the pre-pandemic period.

Main risks and associated measures

Credit risk - the subsidiary Ipiranga implemented a help package for Ipiranga resellers, including anticipation of sales credits through the Abastece Aí application, postponement of lease and financing payments and temporary suspension of volume performance clauses. These actions softened the impacts of the pandemic on Ipiranga’s clients' financial condition and, consequently, mitigated its potential effects on Ipiranga's default rates, that remained at the same levels as 2019. The effects of expected losses on doubtful accounts of quarter ended December 31, 2020 are disclosed in Notes 5 and 33.d.

Risk of impairment and intangible assets of indefinite useful life - the Company and its subsidiaries reviewed the projections used in impairment tests and assets allocated to cash generation units, considering the current impacts of the pandemic. The impairment tests did not indicate the need to recognize a provision for losses as of December 31, 2020.

Risk of realization of deferred tax assets - the Company and its subsidiaries realized technical feasibility study of the constitution and realization of deferred tax credits, considering the current projections approved by the Board of Directors for each business segment and did not identify the need for write-offs for the period ended on December 31, 2020.

Risks in financial instruments - the increase in volatility in financial markets may impact financial results according to sensitivity analyzes presented in Note 33.

Liquidity risk – with the objective to strengthen the Company's liquidity and cash position, in view of the uncertainty generated by the pandemic, at the end of March and start April 2020, the Company and the subsidiary IPP obtained R$ 1.5 billion in new financing maturing in one year. Of this total, R$ 1.3 billion was obtained through the issuance of promissory notes with credit in April 2020 of which R$ 0.3 billion was paid in advance in November 2020. In addition, as a measure of cash containment, the Company announced in April a reduction of approximately 30% in its investment plan for 2020 and in August, the management opted to not pay interim dividends for the year of 2020. As stated in the Bylaws, the minimum mandatory dividends will be paid after the disclosure of the year's results.

In July 2020, the Company reopened bonds issued on the market maturing in 2029 and raised US$ 350 million with a coupon of 5.25% per year. The proceeds were used to pay debts maturing in the short term, allowing the Company's debt profile to be lengthened, in addition to strengthening its cash position.